Assets Held for Sale	6 Months Ended
Jun. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale	Assets Held for SaleAssets held for sale of $37,981, as of June 30, 2021, represent the carrying value of the vessels MV Maria, MV Koulitsa and MV Pedhoulas Farmer of $7,815, $7,643 and of $21,379, respectively, plus the value of bunkers and lubricants onboard on the same date of $922, $90 and of $132, respectively. Three separate Memorandum of Agreements ('MoA's') were entered into with unrelated third parties on May 24, June 25 and May 10, 2021, for the sale of MV Maria, MV Koulitsa and MV Pedhoulas Farmer at a price of $12,000, $13,600 and $22,000, respectively. The sale of vessels MV Maria, MV Koulitsa and MV Pedhoulas Farmer are expected to be consummated upon delivery to their new owners in August, October and September, respectively. The independent brokers' valuations of the vessels MV Maria, MV Koulitsa and MV Pedhoulas Farmer June 30, 2021, were $14,000, $14,000 and $24,500, respectively and hence there was no impairment indicator.